EVENTS AFTER THE REPORTING PERIOD (Details) $ in Thousands	Mar. 19, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Entering into significant commitments or contingent liabilities | Wells Fargo Credit Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings, term	3 years
Borrowings, limit increase	$ 10,000
Maximum leverage ratio	3.00
Entering into significant commitments or contingent liabilities | Wells Fargo Credit Agreement | Term Loan
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Nominal amount	$ 25,000
Entering into significant commitments or contingent liabilities | Wells Fargo Credit Agreement | Revolving Credit Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Nominal amount	$ 25,000
Roto Sports, Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Deferred consideration				$ 5,300	$ 7,574
Total acquisition consideration						$ 26,550
Cash paid						$ 14,700
Roto Sports, Inc. | Major business combination
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Deferred consideration			$ 5,000
Wells Fargo Credit Agreement | Entering into significant commitments or contingent liabilities | Federal Funds Rate
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate	0.50%
Wells Fargo Credit Agreement | Entering into significant commitments or contingent liabilities | Adjusted Term Secured Overnight Finance Rate ("SOFR")
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate	1.00%
Wells Fargo Credit Agreement | Entering into significant commitments or contingent liabilities | Applicable Margin
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate	2.50%
Wells Fargo Credit Agreement | Entering into significant commitments or contingent liabilities | Secured Overnight Financing Rate ("SOFR")
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate	0.10%
Freebets.com | Major business combination | Paid at closing
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash paid		$ 20,000
Freebets.com | Major business combination | Paid on six-month anniversary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash paid		10,000
Freebets.com | Major business combination | Minimum
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total acquisition consideration		$ 37,500
Contingent consideration, revenue target, as a percent		75.00%
Contingent consideration		$ 0
Freebets.com | Major business combination | Minimum | Paid on one-year anniversary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash paid		7,500
Freebets.com | Major business combination | Maximum
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total acquisition consideration		$ 42,500
Contingent consideration, revenue target, as a percent		100.00%
Contingent consideration		$ 5,000
Freebets.com | Major business combination | Maximum | Paid on one-year anniversary
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Cash paid		$ 12,500